October 6, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re:	The Dreyfus Premier Third Century Fund, Inc.
CIK No. 030167
1940 Act File No. 811-2192
Registration Statement File No. 2-40341

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (a) with the Securities and Exchange Commission on September 23, 2005.

Please address any comments or questions to the undersigned at (212) 922-6883.

Very truly yours, /s/ Kiesha Astwood Kiesha Astwood
Cc:	J. Prusnofsky
Fulbright & Jaworski LLP
Ernst & Young LLP